UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.797921.103

AIG-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	42,200	$ 772
Gentex Corp.	36,800	610
LKQ Corp. (a)	10,800	247
		1,629
Automobiles - 0.1%
Coachmen Industries, Inc.	44,900	492
Renault SA	2,300	276
		768
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	33,044	1,282
Carriage Services, Inc. Class A	56,600	291
Service Corp. International	88,000	869
Weight Watchers International, Inc.	7,900	387
		2,829
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	17,500	215
Carnival Corp. unit	19,000	931
Gaylord Entertainment Co. (a)	23,400	1,144
Greek Organization of Football Prognostics SA	22,400	842
Isle of Capri Casinos, Inc. (a)	13,800	381
McDonald's Corp.	108,700	4,562
OSI Restaurant Partners, Inc.	28,200	1,103
Royal Caribbean Cruises Ltd.	31,300	1,329
Six Flags, Inc.	13,800	75
Vail Resorts, Inc. (a)	18,500	814
WMS Industries, Inc. (a)	42,500	1,478
Yum! Brands, Inc.	16,100	985
		13,859
Household Durables - 0.8%
Champion Enterprises, Inc. (a)(e)	38,900	364
Cyrela Brazil Realty SA	69,000	1,320
D.R. Horton, Inc.	28,200	751
Daiwa House Industry Co. Ltd.	2,000	35
Fortune Brands, Inc.	5,900	477
Furniture Brands International, Inc.	17,300	298
Interface, Inc. Class A (a)	66,488	988
La-Z-Boy, Inc. (e)	53,800	634
Leggett & Platt, Inc.	46,700	1,111
Sealy Corp., Inc.	24,000	357
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sekisui House Ltd.	2,000	$ 30
Sony Corp. sponsored ADR	32,700	1,289
Standard Pacific Corp.	24,100	618
The Stanley Works	21,400	1,092
Whirlpool Corp.	23,400	1,996
		11,360
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	38,800	1,010
MarineMax, Inc. (a)	35,100	943
		1,953
Media - 1.8%
Citadel Broadcasting Corp.	20,200	192
Clear Channel Outdoor Holding, Inc. Class A	47,000	1,210
DreamWorks Animation SKG, Inc. Class A (a)	7,800	228
EchoStar Communications Corp. Class A (a)	29,313	1,056
Grupo Televisa SA de CV (CPO) sponsored ADR	22,600	594
Lamar Advertising Co. Class A (a)	36,900	2,227
Liberty Global, Inc.:
Class A (a)	34,800	939
Class C (a)	4,800	126
Live Nation, Inc. (a)	177,787	3,812
McGraw-Hill Companies, Inc.	16,500	1,100
Naspers Ltd. Class N sponsored ADR	30,500	632
News Corp. Class A	137,100	2,824
NTL, Inc.	77,987	1,879
Omnicom Group, Inc.	8,900	909
R.H. Donnelley Corp.	15,100	936
Radio One, Inc. Class D (non-vtg.) (a)	35,300	229
Salem Communications Corp. Class A	10,300	127
Time Warner, Inc.	230,300	4,638
Viacom, Inc. Class B (non-vtg.) (a)	24,600	923
		24,581
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	20,400	612
Family Dollar Stores, Inc.	65,200	1,818
Federated Department Stores, Inc.	46,600	1,961
Fred's, Inc. Class A	65,800	776
JCPenney Co., Inc.	16,200	1,253
Saks, Inc.	32,100	659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)	10,800	$ 1,851
Target Corp.	13,300	773
Tuesday Morning Corp.	31,931	562
		10,265
Specialty Retail - 1.1%
Aeropostale, Inc. (a)	33,200	1,004
Best Buy Co., Inc.	17,150	943
DCM Japan Holdings Co. Ltd. (a)	78,720	872
Eddie Bauer Holdings, Inc. (a)	44,400	406
Gamestop Corp.:
Class A (a)	5,800	325
Class B (a)	29,900	1,640
Hibbett Sporting Goods, Inc. (a)	10,902	344
Home Depot, Inc.	55,900	2,123
OfficeMax, Inc.	22,400	1,054
Pacific Sunwear of California, Inc. (a)	49,400	972
PETsMART, Inc.	43,877	1,298
RadioShack Corp.	56,500	990
Sally Beauty Holdings, Inc. (a)	33,500	310
Staples, Inc.	52,306	1,332
TJX Companies, Inc.	31,500	864
Urban Outfitters, Inc. (a)	11,800	263
Williams-Sonoma, Inc.	5,800	184
		14,924
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	3,400	336
TOTAL CONSUMER DISCRETIONARY		82,504
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	2,000	58
Fomento Economico Mexicano SA de CV sponsored ADR	8,700	916
Pernod Ricard SA	600	133
Remy Cointreau SA	2,900	174
SABMiller PLC	43,500	909
		2,190
Food & Staples Retailing - 0.9%
CVS Corp.	74,000	2,129
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	44,600	$ 957
Rite Aid Corp.	193,500	919
Safeway, Inc.	53,000	1,633
Sysco Corp.	25,800	925
Wal-Mart de Mexico SA de CV Series V	165,700	619
Wal-Mart Stores, Inc.	85,400	3,937
Walgreen Co.	28,400	1,150
		12,269
Food Products - 0.7%
Azucarera Ebro Agricolas SA	4,000	94
Bunge Ltd.	6,900	486
Cadbury Schweppes PLC sponsored ADR	700	29
Chiquita Brands International, Inc.	33,700	482
Corn Products International, Inc.	54,600	1,983
Del Monte Foods Co.	19,600	221
General Mills, Inc.	21,200	1,186
Global Bio-Chem Technology Group Co. Ltd.	968,000	316
Groupe Danone	300	46
Imperial Sugar Co.	4,400	101
Kellogg Co.	16,700	831
Koninklijke Numico NV	2,300	119
McCormick & Co., Inc. (non-vtg.)	15,300	592
Nestle SA (Reg.)	2,897	1,022
Smithfield Foods, Inc. (a)	31,200	823
Tyson Foods, Inc. Class A	36,300	577
Wm. Wrigley Jr. Co.	7,700	404
		9,312
Household Products - 0.8%
Colgate-Palmolive Co.	34,100	2,218
Procter & Gamble Co.	145,173	9,115
		11,333
Personal Products - 0.3%
Alberto-Culver Co.	33,500	672
Avon Products, Inc.	95,600	3,120
Playtex Products, Inc. (a)	70,800	1,052
		4,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	168,920	$ 14,225
TOTAL CONSUMER STAPLES		54,173
ENERGY - 8.1%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	32,500	2,386
BJ Services Co.	38,800	1,310
Cameron International Corp. (a)	38,850	2,110
Global Industries Ltd. (a)	44,300	633
GlobalSantaFe Corp.	23,600	1,416
Halliburton Co.	225,700	7,615
Nabors Industries Ltd. (a)	11,500	388
National Oilwell Varco, Inc. (a)	405,200	26,950
Noble Corp.	20,800	1,607
Pride International, Inc. (a)	348,400	11,250
Schlumberger Ltd. (NY Shares)	8,900	609
Smith International, Inc.	70,800	2,999
Superior Energy Services, Inc. (a)	16,500	537
Transocean, Inc. (a)	15,900	1,239
W-H Energy Services, Inc. (a)	16,600	793
Weatherford International Ltd. (a)	130,700	5,870
Willbros Group, Inc. (a)	2,900	50
		67,762
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	31,600	498
Aurora Oil & Gas Corp. (a)	278,800	951
Cabot Oil & Gas Corp.	18,200	1,131
Canadian Natural Resources Ltd.	15,400	835
Chesapeake Energy Corp.	54,300	1,848
Ellora Energy, Inc. (a)(f)	106,700	1,280
EnCana Corp.	20,300	1,055
Energy Partners Ltd. (a)	15,813	384
EOG Resources, Inc.	23,500	1,657
Evergreen Energy, Inc. (a)(e)	49,800	438
Foundation Coal Holdings, Inc.	30,600	1,136
Goodrich Petroleum Corp.	16,900	743
Helix Energy Solutions Group, Inc. (a)	24,300	894
International Coal Group, Inc. (a)	57,500	293
Mariner Energy, Inc. (a)	10,200	214
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	26,900	$ 740
Noble Energy, Inc.	4,600	246
OMI Corp.	41,900	979
Petroleum Development Corp. (a)	11,700	494
Petroplus Holdings AG (a)	17,130	1,000
Plains Exploration & Production Co. (a)	27,500	1,295
Quicksilver Resources, Inc. (a)	53,500	2,264
Range Resources Corp.	68,750	2,137
Southwestern Energy Co. (a)	47,300	1,993
SXR Uranium One, Inc. (a)	129,100	1,662
Tesoro Corp.	6,300	444
Ultra Petroleum Corp. (a)	23,700	1,277
Valero Energy Corp.	270,300	14,885
Williams Companies, Inc.	25,400	705
		43,478
TOTAL ENERGY		111,240
FINANCIALS - 14.2%
Capital Markets - 1.8%
American Capital Strategies Ltd.	32,100	1,453
Ameriprise Financial, Inc.	7,120	385
Bank of New York Co., Inc.	67,600	2,403
Cowen Group, Inc.	38,447	651
E*TRADE Financial Corp.	131,200	3,158
Franklin Resources, Inc.	2,000	213
Goldman Sachs Group, Inc.	4,800	935
Investors Financial Services Corp.	15,800	628
Lazard Ltd. Class A	46,500	2,112
Lehman Brothers Holdings, Inc.	15,000	1,105
Mellon Financial Corp.	16,900	680
Merrill Lynch & Co., Inc.	65,500	5,727
Northern Trust Corp.	18,300	1,042
State Street Corp.	24,200	1,504
TD Ameritrade Holding Corp.	32,600	572
Thomas Weisel Partners Group, Inc.	36,909	787
UBS AG (Reg.)	22,442	1,351
		24,706
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.5%
ABN-AMRO Holding NV sponsored ADR	33,900	$ 1,020
Aozora Bank Ltd.	44,000	185
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	69,100	1,669
Banco Nossa Caixa SA	45,700	1,070
Bank of Baroda	34,478	217
Boston Private Financial Holdings, Inc.	25,900	703
Colonial Bancgroup, Inc.	54,800	1,337
Erste Bank AG	1,500	109
Hanmi Financial Corp.	44,600	974
HSBC Holdings PLC sponsored ADR	7,600	707
Industrial & Commercial Bank of China	750,000	380
Nara Bancorp, Inc.	28,800	584
National Australia Bank Ltd.	42,764	1,317
PNC Financial Services Group, Inc.	42,000	2,969
R&G Financial Corp. Class B	103,300	768
Societe Generale Series A	6,130	1,027
SVB Financial Group (a)	12,200	579
Synovus Financial Corp.	31,400	943
UCBH Holdings, Inc.	101,000	1,703
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,300	449
Unicredito Italiano Spa	128,700	1,111
Wachovia Corp.	134,013	7,262
Wells Fargo & Co.	183,600	6,470
Wilshire Bancorp, Inc.	44,800	856
Wintrust Financial Corp.	16,400	781
		35,190
Consumer Finance - 0.5%
Aiful Corp.	9,500	304
American Express Co.	30,100	1,767
Capital One Financial Corp.	32,000	2,492
ORIX Corp.	3,160	865
SLM Corp.	25,900	1,187
		6,615
Diversified Financial Services - 3.3%
Bank of America Corp.	257,774	13,881
Citigroup, Inc.	188,800	9,363
FirstRand Ltd.	186,200	514
JPMorgan Chase & Co.	314,480	14,554
Kotak Mahindra Bank Ltd. sponsored GDR (f)	33,835	288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	8,300	$ 577
PICO Holdings, Inc. (a)	5,400	172
PICO Holdings, Inc. (k)	145,466	4,620
The NASDAQ Stock Market, Inc. (a)	21,700	871
		44,840
Insurance - 2.9%
ACE Ltd.	63,700	3,621
AFLAC, Inc.	40,700	1,796
American International Group, Inc.	183,725	12,920
Aspen Insurance Holdings Ltd.	61,800	1,666
Axis Capital Holdings Ltd.	10,400	356
Endurance Specialty Holdings Ltd.	24,400	916
Fidelity National Financial, Inc. Class A	27,200	616
First Mercury Financial Corp.	3,000	63
Genworth Financial, Inc. Class A (non-vtg.)	7,300	239
Hartford Financial Services Group, Inc.	34,800	2,984
IPC Holdings Ltd.	20,800	649
Lincoln National Corp.	2,600	165
MBIA, Inc.	7,700	536
MetLife, Inc.	36,500	2,144
Montpelier Re Holdings Ltd.	40,900	779
Navigators Group, Inc. (a)	7,000	324
PartnerRe Ltd.	21,100	1,471
Platinum Underwriters Holdings Ltd.	30,000	913
PXRE Group Ltd.	65,300	311
Scottish Re Group Ltd.	162,900	969
T&D Holdings, Inc.	20,800	1,514
The St. Paul Travelers Companies, Inc.	49,198	2,549
Universal American Financial Corp. (a)	52,785	990
USI Holdings Corp. (a)	42,047	658
Willis Group Holdings Ltd.	3,400	137
XL Capital Ltd. Class A	17,900	1,273
		40,559
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.	6,500	670
Annaly Capital Management, Inc.	119,600	1,672
BioMed Realty Trust, Inc.	12,200	368
Brandywine Realty Trust (SBI)	5,900	207
CapitalSource, Inc. (e)	35,400	964
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	14,400	$ 621
CBRE Realty Finance, Inc.	18,500	299
Columbia Equity Trust, Inc.	15,700	296
Developers Diversified Realty Corp.	25,600	1,658
Douglas Emmett, Inc. (a)	8,200	216
Duke Realty Corp.	25,300	1,101
Education Realty Trust, Inc.	18,725	295
Equity Lifestyle Properties, Inc.	4,100	213
Equity Office Properties Trust	56,200	2,709
Equity One, Inc.	28,900	788
Equity Residential (SBI)	11,700	623
General Growth Properties, Inc.	25,000	1,374
Health Care Property Investors, Inc.	900	33
Highwoods Properties, Inc. (SBI)	6,400	261
HomeBanc Mortgage Corp., Georgia	59,900	252
Host Hotels & Resorts, Inc.	42,486	1,071
Pennsylvania (REIT) (SBI)	14,400	569
Public Storage, Inc.	6,200	597
Ramco-Gershenson Properties Trust (SBI)	14,700	544
Spirit Finance Corp.	12,600	154
Tanger Factory Outlet Centers, Inc.	5,200	205
United Dominion Realty Trust, Inc. (SBI)	87,476	2,937
Ventas, Inc.	16,400	639
Vornado Realty Trust	11,800	1,488
		22,824
Real Estate Management & Development - 0.1%
GAGFAH SA	3,000	94
Mitsubishi Estate Co. Ltd.	28,000	692
Mitsui Fudosan Co. Ltd.	38,000	893
		1,679
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	76,000	3,019
Doral Financial Corp.	52,200	211
Fannie Mae	84,600	4,825
Freddie Mac	73,600	4,943
Hudson City Bancorp, Inc.	136,400	1,810
MGIC Investment Corp.	13,100	759
NetBank, Inc. (a)	254,972	1,168
NewAlliance Bancshares, Inc.	45,000	736
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	15,700	$ 835
W Holding Co., Inc.	146,100	897
		19,203
TOTAL FINANCIALS		195,616
HEALTH CARE - 6.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	33,400	2,371
Biogen Idec, Inc. (a)	19,700	1,030
Cephalon, Inc. (a)	32,184	2,409
DUSA Pharmaceuticals, Inc. (a)	70,171	379
Genentech, Inc. (a)	10,400	850
Gilead Sciences, Inc. (a)	10,900	719
MannKind Corp. (a)	16,300	267
MedImmune, Inc. (a)	39,700	1,298
OSI Pharmaceuticals, Inc. (a)	35,900	1,317
PDL BioPharma, Inc. (a)	20,400	463
Solexa, Inc. (a)	44,587	547
Vertex Pharmaceuticals, Inc. (a)	14,100	625
		12,275
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	22,400	784
Alcon, Inc.	12,920	1,416
Aspect Medical Systems, Inc. (a)	52,400	994
Baxter International, Inc.	84,200	3,767
Becton, Dickinson & Co.	12,900	925
C.R. Bard, Inc.	23,900	1,967
Cooper Companies, Inc.	47,000	2,537
Dade Behring Holdings, Inc.	44,400	1,681
Inverness Medical Innovations, Inc. (a)	29,300	1,143
Inverness Medical Innovations, Inc. (a)(k)	25,028	976
Inverness Medical Innovations, Inc. (a)	7,800	304
Respironics, Inc. (a)	27,000	974
		17,468
Health Care Providers & Services - 1.7%
Acibadem Saglik Hizmetleri AS	69,000	759
Brookdale Senior Living, Inc.	20,700	945
Cardinal Health, Inc.	12,000	775
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc.	23,600	$ 1,116
Chemed Corp.	13,800	516
Community Health Systems, Inc. (a)	12,300	431
DaVita, Inc. (a)	9,200	490
Health Net, Inc. (a)	59,700	2,755
Humana, Inc. (a)	17,186	930
LHC Group, Inc. (a)	4,000	111
McKesson Corp.	20,100	993
Medco Health Solutions, Inc. (a)	38,900	1,953
Omnicare, Inc.	40,700	1,615
Sierra Health Services, Inc. (a)	27,000	946
Sunrise Senior Living, Inc. (a)	30,500	973
United Surgical Partners International, Inc. (a)	44,600	1,135
UnitedHealth Group, Inc.	150,560	7,389
		23,832
Health Care Technology - 0.3%
Cerner Corp. (a)	23,900	1,149
Eclipsys Corp. (a)	37,600	796
Emdeon Corp. (a)	112,100	1,328
IMS Health, Inc.	24,900	684
		3,957
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	30,036	760
Charles River Laboratories International, Inc. (a)	56,300	2,351
Thermo Fisher Scientific, Inc. (a)	17,300	758
Varian, Inc. (a)	16,624	733
		4,602
Pharmaceuticals - 1.9%
Atherogenics, Inc. (a)(e)	49,400	610
Barr Pharmaceuticals, Inc. (a)	25,900	1,323
Endo Pharmaceuticals Holdings, Inc. (a)	35,100	952
Johnson & Johnson	104,600	6,894
Merck & Co., Inc.	121,400	5,404
MGI Pharma, Inc. (a)	64,100	1,216
New River Pharmaceuticals, Inc. (a)	31,000	1,521
Novartis AG sponsored ADR	41,200	2,406
Pfizer, Inc.	7,400	203
Schering-Plough Corp.	43,900	966
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,000	$ 1,892
Wyeth	63,400	3,061
		26,448
TOTAL HEALTH CARE		88,582
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
DRS Technologies, Inc.	4,300	214
DynCorp International, Inc. Class A	47,000	616
General Dynamics Corp.	38,000	2,844
Hexcel Corp. (a)	133,222	2,385
Honeywell International, Inc.	73,800	3,172
KBR, Inc.	22,100	489
Precision Castparts Corp.	22,450	1,694
Raytheon Co.	32,700	1,669
Rockwell Collins, Inc.	19,300	1,164
Spirit AeroSystems Holdings, Inc. Class A	19,400	566
Stanley, Inc.	2,500	42
United Technologies Corp.	36,500	2,355
		17,210
Air Freight & Logistics - 0.4%
EGL, Inc. (a)	32,040	1,023
FedEx Corp.	8,900	1,027
Forward Air Corp.	9,944	331
United Parcel Service, Inc. Class B	24,800	1,932
UTI Worldwide, Inc.	35,049	1,044
		5,357
Airlines - 0.3%
AirTran Holdings, Inc. (a)	188,500	2,343
Frontier Airlines Holdings, Inc. (a)(e)	208,400	1,709
TAM SA (PN) sponsored ADR (ltd. vtg.)	22,600	630
		4,682
Building Products - 0.2%
Goodman Global, Inc.	50,255	805
Masco Corp.	48,200	1,383
		2,188
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Administaff, Inc.	16,100	$ 677
Allied Waste Industries, Inc.	53,200	675
CDI Corp.	17,119	446
Cintas Corp.	26,100	1,101
Clean Harbors, Inc.	44,313	1,893
Comsys IT Partners, Inc. (a)	12,755	235
Covanta Holding Corp. (a)	59,800	1,320
Diamond Management & Technology Consultants, Inc.	65,097	726
Kforce, Inc. (a)	42,517	566
The Brink's Co.	33,400	1,875
Waste Management, Inc.	39,300	1,439
		10,953
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	110,100	3,191
Fluor Corp.	75,700	6,592
Foster Wheeler Ltd. (a)	7,900	427
Hyundai Engineering & Construction Co. Ltd. (a)	16,560	998
Infrasource Services, Inc. (a)	16,100	348
Perini Corp. (a)	6,900	224
Shaw Group, Inc. (a)	137,500	4,110
Washington Group International, Inc.	22,281	1,310
		17,200
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	45,600	742
Cooper Industries Ltd. Class A	6,700	613
GrafTech International Ltd. (a)	57,500	388
		1,743
Industrial Conglomerates - 1.5%
General Electric Co.	393,500	13,883
McDermott International, Inc. (a)	36,150	1,883
Smiths Group PLC	35,035	626
Tyco International Ltd.	147,200	4,459
		20,851
Machinery - 0.5%
Atlas Copco AB (B Shares)	59,200	1,694
Briggs & Stratton Corp.	28,500	772
Danaher Corp.	12,500	914
Deere & Co.	20,800	1,997
Flowserve Corp. (a)	12,700	684
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Gardner Denver, Inc. (a)	17,500	$ 669
Oshkosh Truck Co.	7,200	346
		7,076
Marine - 0.3%
Alexander & Baldwin, Inc.	69,088	3,050
American Commercial Lines, Inc. (a)	6,900	478
		3,528
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	37,400	2,811
Canadian National Railway Co.	9,900	465
CSX Corp.	46,900	1,682
Laidlaw International, Inc.	111,000	3,225
Norfolk Southern Corp.	16,700	822
YRC Worldwide, Inc. (a)	5,000	194
		9,199
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	38,800	932
WESCO International, Inc. (a)	67,600	4,522
		5,454
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	30,000	1,185
TOTAL INDUSTRIALS		106,626
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.0%
Adtran, Inc.	16,600	362
Andrew Corp. (a)	71,000	708
Blue Coat Systems, Inc. (a)	31,300	799
Comverse Technology, Inc. (a)	8,700	170
Dycom Industries, Inc. (a)	136,800	2,780
Harris Corp.	38,000	1,600
Juniper Networks, Inc. (a)	20,400	434
Lucent Technologies, Inc. (a)	341,598	871
MasTec, Inc. (a)	112,100	1,264
Motorola, Inc.	95,500	2,117
Nortel Networks Corp.	383,300	824
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	35,200	$ 226
QUALCOMM, Inc.	27,900	1,021
		13,176
Computers & Peripherals - 1.3%
Electronics for Imaging, Inc. (a)	48,600	1,191
EMC Corp. (a)	49,400	648
Hewlett-Packard Co.	85,200	3,362
Hutchinson Technology, Inc. (a)	18,200	434
Imation Corp.	12,600	584
Intermec, Inc. (a)	40,100	1,017
International Business Machines Corp.	6,000	552
NCR Corp. (a)	50,100	2,150
Seagate Technology (a)	287,764	7,413
Sun Microsystems, Inc. (a)	145,400	788
		18,139
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	59,800	1,904
Amphenol Corp. Class A	42,900	2,923
Avnet, Inc. (a)	64,900	1,609
Celestica, Inc. (sub. vtg.) (a)	43,800	398
CPI International, Inc.	7,400	104
Flextronics International Ltd. (a)	270,400	3,042
FLIR Systems, Inc. (a)	28,582	921
Ingram Micro, Inc. Class A (a)	83,100	1,694
Insight Enterprises, Inc. (a)	12,082	243
Jabil Circuit, Inc.	20,000	567
Metrologic Instruments, Inc. (a)	9,000	166
Molex, Inc.	27,100	867
Solectron Corp. (a)	632,400	2,106
Symbol Technologies, Inc.	37,900	562
Tektronix, Inc.	29,900	914
		18,020
Internet Software & Services - 0.5%
aQuantive, Inc. (a)	13,200	315
eBay, Inc. (a)	32,728	1,059
Google, Inc. Class A (sub. vtg.) (a)	8,200	3,976
ValueClick, Inc. (a)	12,900	321
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	21,500	$ 561
Yahoo!, Inc. (a)	52,100	1,406
		7,638
IT Services - 0.3%
First Data Corp.	41,400	1,045
Paychex, Inc.	12,100	477
Satyam Computer Services Ltd. sponsored ADR	41,600	971
SI International, Inc. (a)	15,700	541
Western Union Co. (a)	41,400	944
		3,978
Office Electronics - 0.2%
Xerox Corp.	141,700	2,338
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	46,900	840
Altera Corp. (a)	15,100	300
AMIS Holdings, Inc. (a)	87,306	943
Analog Devices, Inc.	56,700	1,844
Applied Micro Circuits Corp. (a)	147,600	517
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	1
ASML Holding NV (NY Shares) (a)	83,500	2,079
Atmel Corp. (a)	63,000	319
ATMI, Inc. (a)	77,900	2,533
Axcelis Technologies, Inc. (a)	225,000	1,438
Credence Systems Corp. (a)	215,200	826
Cymer, Inc. (a)	27,000	1,276
Cypress Semiconductor Corp. (a)	107,800	1,875
DSP Group, Inc. (a)	37,800	816
Entegris, Inc. (a)	51,300	547
Exar Corp. (a)	31,605	429
Fairchild Semiconductor International, Inc. (a)	136,100	2,221
Freescale Semiconductor, Inc. Class A (a)	52,580	2,098
Hittite Microwave Corp. (a)	13,622	532
Infineon Technologies AG sponsored ADR (a)	10,100	131
Integrated Device Technology, Inc. (a)	71,200	1,175
Intel Corp.	64,000	1,366
Intersil Corp. Class A	116,900	2,896
Linear Technology Corp.	25,500	820
LTX Corp. (a)	177,000	922
Maxim Integrated Products, Inc.	60,300	1,898
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	48,700	$ 1,661
Microsemi Corp. (a)	12,900	266
National Semiconductor Corp.	137,000	3,314
PMC-Sierra, Inc. (a)	69,800	531
Renewable Energy Corp. AS (a)	12,900	238
Rudolph Technologies, Inc. (a)	75,334	1,208
Samsung Electronics Co. Ltd.	3,780	2,595
Spansion, Inc. Class A	78,900	1,153
Teradyne, Inc. (a)	47,600	709
Verigy Ltd.	23,988	428
Xilinx, Inc.	43,000	1,152
		43,897
Software - 1.6%
Amdocs Ltd. (a)	18,300	705
BEA Systems, Inc. (a)	92,900	1,279
Cognos, Inc. (a)	37,700	1,542
Compuware Corp. (a)	17,800	149
Fair, Isaac & Co., Inc.	39,100	1,627
Hyperion Solutions Corp. (a)	33,750	1,241
Kronos, Inc. (a)	8,600	303
Macrovision Corp. (a)	33,400	924
Microsoft Corp.	165,100	4,842
Nintendo Co. Ltd.	15,900	3,790
Opsware, Inc. (a)	66,470	582
Parametric Technology Corp. (a)	26,900	521
Quest Software, Inc. (a)	38,100	545
Symantec Corp. (a)	58,492	1,240
Take-Two Interactive Software, Inc. (a)	105,900	1,838
Wind River Systems, Inc. (a)	78,500	841
		21,969
TOTAL INFORMATION TECHNOLOGY		129,155
MATERIALS - 4.2%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	13,700	947
Arkema sponsored ADR (a)	9,200	456
Ashland, Inc.	47,300	3,198
Celanese Corp. Class A	103,900	2,286
Chemtura Corp.	233,200	2,257
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	26,500	$ 1,413
FMC Corp.	13,630	966
Israel Chemicals Ltd.	182,900	1,100
Monsanto Co.	53,900	2,591
Mosaic Co. (a)	140,500	2,993
		18,207
Construction Materials - 0.1%
Texas Industries, Inc. (e)	20,500	1,399
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	65,700	1,242
Smurfit-Stone Container Corp.	85,917	922
		2,164
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	17,500	772
Alcoa, Inc.	131,600	4,102
Allegheny Technologies, Inc.	34,200	3,066
Aquarius Platinum Ltd. (Australia)	10,009	220
Carpenter Technology Corp.	16,566	1,769
Compass Minerals International, Inc.	40,600	1,344
Goldcorp, Inc.	71,500	2,236
IPSCO, Inc.	9,600	982
Meridian Gold, Inc. (a)	112,600	3,482
Mittal Steel Co. NV Class A (NY Shares)	11,500	474
Oregon Steel Mills, Inc. (a)	27,800	1,750
Phelps Dodge Corp.	17,000	2,091
Stillwater Mining Co. (a)	83,800	1,161
Sumitomo Metal Industries Ltd.	58,000	222
Teck Cominco Ltd. Class B (sub. vtg.)	19,600	1,477
Titanium Metals Corp.	282,057	9,017
		34,165
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	8,700	184
Weyerhaeuser Co.	15,200	983
		1,167
TOTAL MATERIALS		57,102
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	354,084	$ 12,007
BellSouth Corp.	132,900	5,926
Cogent Communications Group, Inc. (a)	29,300	464
Covad Communications Group, Inc. (a)	789,688	948
Globalstar, Inc.	5,800	81
Telenor ASA sponsored ADR	10,500	542
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	18,100	330
Verizon Communications, Inc.	265,300	9,270
		29,568
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	20,200	898
American Tower Corp. Class A (a)	49,380	1,870
Crown Castle International Corp. (a)	34,900	1,203
NII Holdings, Inc. (a)	28,500	1,851
Vivo Participacoes SA (PN) sponsored ADR	86,300	337
		6,159
TOTAL TELECOMMUNICATION SERVICES		35,727
UTILITIES - 2.6%
Electric Utilities - 0.9%
Ceske Energeticke Zavody AS	400	18
DPL, Inc.	34,600	967
E.ON AG	8,800	1,133
Edison International	28,800	1,324
Entergy Corp.	31,000	2,831
Exelon Corp.	36,500	2,217
FPL Group, Inc.	27,900	1,487
PPL Corp.	52,100	1,894
Reliant Energy, Inc. (a)	42,700	573
		12,444
Gas Utilities - 0.1%
Equitable Resources, Inc.	26,300	1,141
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	286,100	6,686
Constellation Energy Group, Inc.	9,900	679
Mirant Corp. (a)	33,400	1,016
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	26,400	$ 1,503
TXU Corp.	100,900	5,791
		15,675
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	122,000	1,978
Dominion Resources, Inc.	25,100	2,027
PG&E Corp.	19,500	896
Public Service Enterprise Group, Inc.	23,000	1,546
RWE AG	2,300	261
		6,708
TOTAL UTILITIES		35,968
TOTAL COMMON STOCKS (Cost $748,716)		896,693
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	473
XL Capital Ltd. 6.50%	36,100	834
		1,307
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	4
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,295)		1,311
Corporate Bonds - 3.9%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 800	1,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (f)	$ 560	$ 874
TOTAL CONVERTIBLE BONDS		1,891
Nonconvertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	30	30
9% 7/1/15	30	31
		61
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	25	23
8.375% 7/15/33	55	50
		73
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	193
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)	70	72
		265
Hotels, Restaurants & Leisure - 0.0%
Carrols Corp. 9% 1/15/13	310	316
MGM Mirage, Inc. 5.875% 2/27/14	280	261
Six Flags, Inc. 9.625% 6/1/14	35	32
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	20	20
		629
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	29
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	573
Cablevision Systems Corp. 9.87% 4/1/09 (h)	245	256
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	135	141
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	$ 370	$ 380
Comcast Corp. 6.45% 3/15/37	665	685
Cox Communications, Inc. 6.45% 12/1/36 (f)	480	484
CSC Holdings, Inc. 7.625% 4/1/11	258	262
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	234
EchoStar Communications Corp. 7.125% 2/1/16	140	139
Houghton Mifflin Co. 9.875% 2/1/13	675	729
News America Holdings, Inc. 7.75% 12/1/45	510	602
News America, Inc. 6.2% 12/15/34	990	987
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	180	191
PanAmSat Corp. 9% 6/15/16 (f)	160	168
Paxson Communications Corp.:
8.6238% 1/15/12 (f)(h)	250	254
11.6238% 1/15/13 (f)(h)	120	121
The Reader's Digest Association, Inc. 6.5% 3/1/11	60	62
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,490
		7,758
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	357
AutoNation, Inc. 7.3738% 4/15/13 (h)	30	30
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (f)(h)	100	100
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	50	52
Sally Holdings LLC:
9.25% 11/15/14 (f)	30	31
10.5% 11/15/16 (f)	50	51
Sonic Automotive, Inc. 8.625% 8/15/13	475	487
United Auto Group, Inc. 7.75% 12/15/16	130	131
		1,239
TOTAL CONSUMER DISCRETIONARY		10,054
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12	35	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 15	$ 13
7.7% 2/15/27	55	44
		94
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	160	168
Swift & Co. 10.125% 10/1/09	60	62
		230
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16 (f)	85	91
TOTAL CONSUMER STAPLES		415
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Complete Production Services, Inc. 8% 12/15/16 (f)	90	91
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	90
		181
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	227
Duke Capital LLC 6.75% 2/15/32	485	533
Duke Energy Field Services 6.45% 11/3/36 (f)	470	500
El Paso Corp.:
7.625% 9/1/08	210	216
7.75% 6/15/10	520	545
7.875% 6/15/12	245	256
Massey Energy Co. 6.875% 12/15/13	120	112
Nexen, Inc. 5.875% 3/10/35	875	846
Pemex Project Funding Master Trust 6.625% 6/15/35 (f)	600	615
Petrohawk Energy Corp. 9.125% 7/15/13	100	104
Plains All American Pipeline LP 6.65% 1/15/37 (f)	915	960
Pogo Producing Co.:
6.625% 3/15/15	50	48
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pogo Producing Co.: - continued
7.875% 5/1/13 (f)	$ 50	$ 51
Range Resources Corp. 7.375% 7/15/13	40	41
Ras Laffan LNG III 6.332% 9/30/27 (f)	380	400
Tennessee Gas Pipeline Co.:
7% 10/15/28	50	53
8.375% 6/15/32	15	18
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	486
		6,040
TOTAL ENERGY		6,221
FINANCIALS - 0.4%
Capital Markets - 0.0%
JPMorgan Chase Capital XX 6.55% 9/29/36	175	185
Commercial Banks - 0.1%
HSBC Holdings PLC 6.5% 5/2/36	1,000	1,109
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.34% 3/21/07 (h)	65	65
7% 10/1/13	35	33
9.75% 9/15/10 (f)	30	32
9.8238% 4/15/12 (h)	70	74
9.875% 8/10/11	490	524
General Motors Acceptance Corp.:
6.75% 12/1/14	240	245
6.875% 9/15/11	95	97
6.875% 8/28/12	40	41
8% 11/1/31	115	128
		1,239
Diversified Financial Services - 0.2%
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	70	73
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	2,011
		2,084
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14 (f)	240	243
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	194
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP:
6.5% 6/1/16	$ 110	$ 111
6.75% 4/1/17	60	61
		609
Real Estate Management & Development - 0.0%
EOP Operating LP:
7.25% 6/15/28	23	29
7.5% 4/19/29	425	543
7.875% 7/15/31	28	38
		610
TOTAL FINANCIALS		5,836
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	205	206
HCA, Inc.:
9.125% 11/15/14 (f)	80	84
9.25% 11/15/16 (f)	275	287
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	30
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	50	55
Tenet Healthcare Corp. 9.875% 7/1/14	190	191
		853
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)	780	720
8% 11/15/14 (f)	530	534
		1,254
Airlines - 0.0%
AMR Corp. 9% 8/1/12	120	128
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	435	261
Delta Air Lines, Inc. pass thru trust certificates 10.06% 1/2/16 (d)	130	104
		493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	$ 40	$ 40
Allied Waste North America, Inc.:
7.125% 5/15/16	90	89
8.5% 12/1/08	398	420
Cenveo Corp. 7.875% 12/1/13	280	267
Corrections Corp. of America 6.75% 1/31/14	40	40
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	60	60
IKON Office Solutions, Inc. 7.75% 9/15/15	30	31
Rental Service Co. 9.5% 12/1/14 (f)	70	71
		1,018
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (f)	630	667
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	276	306
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)	30	29
7.8738% 5/15/14 (f)(h)	20	19
Hertz Corp.:
8.875% 1/1/14 (f)	130	135
10.5% 1/1/16 (f)	60	65
		248
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	70	74
H&E Equipment Services, Inc. 8.375% 7/15/16	40	42
Penhall International Corp. 12% 8/1/14 (f)	60	65
		181
TOTAL INDUSTRIALS		4,167
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	419
Nortel Networks Corp.:
9.6238% 7/15/11 (f)(h)	80	83
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (f)	$ 70	$ 74
10.75% 7/15/16 (f)	90	96
		672
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	90	89
Electronic Equipment & Instruments - 0.0%
NXP BV 9.5% 10/15/15 (f)	120	124
Sanmina-SCI Corp. 8.125% 3/1/16	70	68
Solectron Global Finance Ltd. 8% 3/15/16	30	30
		222
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	24
SunGard Data Systems, Inc.:
9.125% 8/15/13	190	200
9.9725% 8/15/13 (h)	110	114
		338
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	317
Xerox Corp. 7.125% 6/15/10	215	227
		544
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	89
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)	140	149
Freescale Semiconductor, Inc.:
7.125% 7/15/14	360	388
8.875% 12/15/14 (f)(g)	100	100
9.125% 12/15/14 pay-in-kind (f)(g)	150	150
9.25% 12/15/14 (f)(g)(h)	150	149
10.125% 12/15/16 (f)(g)	70	71
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	40	34
		1,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)	$ 30	$ 28
Serena Software, Inc. 10.375% 3/15/16	70	74
		102
TOTAL INFORMATION TECHNOLOGY		3,097
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	364
Lyondell Chemical Co.:
8.25% 9/15/16	50	52
9.5% 12/15/08	485	498
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (f)	220	220
10.125% 12/1/14 (f)	100	100
Phibro Animal Health Corp. 10% 8/1/13 (f)	60	62
		1,296
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	455	478
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	247
8.75% 11/15/12	200	212
		459
Metals & Mining - 0.1%
FMG Finance Pty Ltd.:
10% 9/1/13 (f)	70	69
10.625% 9/1/16 (f)	100	101
Newmont Mining Corp. 5.875% 4/1/35	590	571
Novelis, Inc. 8.25% 2/15/15 (f)(h)	80	78
PNA Group, Inc. 10.75% 9/1/16 (f)	35	36
Vale Overseas Ltd. 6.875% 11/21/36	490	502
		1,357
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. 9.5% 12/1/11	420	461
TOTAL MATERIALS		4,051
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 6.8% 5/15/36	$ 1,200	$ 1,312
British Telecommunications PLC 8.875% 12/15/30	1,250	1,763
Embarq Corp. 7.995% 6/1/36	119	129
Intelsat Ltd.:
6.5% 11/1/13	90	75
9.25% 6/15/16 (f)	310	332
Level 3 Financing, Inc. 9.25% 11/1/14 (f)	130	131
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	75	79
NTL Cable PLC 9.125% 8/15/16	50	53
Qwest Corp.:
8.64% 6/15/13 (h)	710	767
8.875% 3/15/12	205	228
SBC Communications, Inc.:
6.15% 9/15/34	750	761
6.45% 6/15/34	415	436
Sprint Capital Corp.:
6.875% 11/15/28	850	885
8.75% 3/15/32	535	670
Telecom Italia Capital SA:
6.375% 11/15/33	1,300	1,262
7.2% 7/18/36	330	353
Telefonica Emisiones SAU 7.045% 6/20/36	340	371
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,182
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	60	68
Windstream Corp.:
8.125% 8/1/13 (f)	55	59
8.625% 8/1/16 (f)	110	119
		11,035
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	1,130	1,116
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	65	70
Centennial Communications Corp. 10% 1/1/13	30	31
Cricket Communications, Inc. 9.375% 11/1/14 (f)	250	257
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40	39
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (h)	340	345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 395	$ 396
8.515% 12/15/10 (h)	220	225
		2,479
TOTAL TELECOMMUNICATION SERVICES		13,514
UNCLASSIFIED MAJOR INDUSTRY - 0.0%
Unclassified Minor Industry - 0.0%
MediMedia USA, Inc. 11.375% 11/15/14 (f)	20	21
UTILITIES - 0.3%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	85	86
Nevada Power Co. 6.5% 5/15/18	165	171
		257
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	40	42
NiSource Finance Corp. 5.45% 9/15/20	385	367
		409
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	325	349
9.5% 6/1/09	452	484
Mirant North America LLC 7.375% 12/31/13	50	51
NRG Energy, Inc.:
7.25% 2/1/14	210	210
7.375% 2/1/16	285	285
7.375% 1/15/17	275	274
		1,653
Multi-Utilities - 0.2%
CMS Energy Corp.:
8.5% 4/15/11	400	436
8.9% 7/15/08	560	586
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc. 5.95% 6/15/35	$ 335	$ 341
MidAmerican Energy Holdings, Co. 6.125% 4/1/36	660	692
		2,055
TOTAL UTILITIES		4,374
TOTAL NONCONVERTIBLE BONDS		52,603
TOTAL CORPORATE BONDS (Cost $52,081)		54,494
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
3.25% 1/15/08	1,839	1,805
3.25% 8/15/08	560	546
3.25% 2/15/09	1,684	1,630
3.375% 12/15/08	190	185
4.25% 5/15/09	15,000	14,829
Freddie Mac:
4% 6/12/13	2,342	2,235
5.75% 1/15/12	2,024	2,117
6.625% 9/15/09	2,160	2,266
Tennessee Valley Authority 5.375% 4/1/56	405	430
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,043
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,356	5,106
2% 1/15/14	19,226	18,993
2.375% 4/15/11	2,553	2,568
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,667
U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds 6.25% 5/15/30	2,125	2,616
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.5% 9/30/11	$ 18,815	$ 18,852
4.625% 10/31/11 (g)	10,000	10,078
4.75% 5/15/14 (e)	15,600	15,897
TOTAL U.S. TREASURY OBLIGATIONS		47,443
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $100,078)		100,153
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.1%
4.5% 12/1/21 (g)	581	565
4.5% 12/1/21 (g)	720	701
5% 12/1/21 (g)	4,000	3,961
5% 12/1/21 (g)	382	378
6% 12/12/36 (g)	10,000	10,105
TOTAL FANNIE MAE		15,710
Freddie Mac - 0.5%
6% 12/1/36 (g)	6,000	6,066
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,676)		21,776
Asset-Backed Securities - 0.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)	200	201
Class M2, 6.42% 2/25/34 (h)	225	227
Series 2005-SD1 Class A1, 5.72% 11/25/50 (h)	91	91
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (h)	39	39
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (h)	560	564
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)	70	71
Class C, 5.77% 5/20/10 (f)	65	66
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust Series 2006-SN1A: - continued
Class D, 6.15% 4/20/11 (f)	$ 115	$ 116
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)	640	642
Series 2004-3 Class M1, 5.82% 6/25/34 (h)	125	126
Series 2004-4:
Class A, 5.69% 8/25/34 (h)	55	55
Class M2, 5.85% 6/25/34 (h)	400	402
Series 2005-1:
Class MV1, 5.72% 7/25/35 (h)	270	271
Class MV2, 5.76% 7/25/35 (h)	320	321
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)	25	25
Class M4, 6.22% 3/25/34 (h)	25	25
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (h)	425	426
Series 2005-A:
Class M2, 5.78% 1/25/35 (h)	200	201
Class M3, 5.81% 1/25/35 (h)	100	101
Class M4, 6% 1/25/35 (h)	75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (h)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)	130	130
Class M2, 5.81% 1/20/35 (h)	96	96
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)	189	190
Class M2, 5.87% 7/25/34 (h)	25	25
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.37% 11/25/32 (h)	220	220
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.68% 2/25/34 (h)	37	37
TOTAL ASSET-BACKED SECURITIES (Cost $5,075)		5,093
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (h)	$ 471	$ 472
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (h)	205	205
Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)	86	86
Series 2005-3 Class 8A2, 5.56% 7/25/35 (h)	573	574
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)	49	50
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (f)(h)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.78% 4/25/35 (h)	155	155
Class M2, 5.82% 4/25/35 (h)	278	279
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (f)(h)	363	364
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)	316	317
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)	355	356
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.8325% 2/20/35 (h)	257	258
Series 2005-2 Class A2, 5.7% 3/20/35 (h)	304	304
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (h)	968	971
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.6% 10/25/35 (h)	727	726
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (h)	170	170
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (h)	131	129
Series 2005-AR12 Class 2A6, 4.319% 7/25/35 (h)	184	182
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,990)		5,998
Commercial Mortgage Securities - 0.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (f)(h)	218	218
Class B, 6.28% 7/14/11 (f)(h)	109	109
Class C, 6.43% 7/14/11 (f)(h)	218	218
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. Series 2006-ESH: - continued
Class D, 7.06% 7/14/11 (f)(h)	$ 127	$ 127
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (f)(h)	410	411
Class B, 7.22% 4/25/34 (f)(h)	59	59
Class M1, 5.88% 4/25/34 (f)(h)	59	59
Class M2, 6.52% 4/25/34 (f)(h)	59	59
Series 2004-3:
Class A1, 5.69% 1/25/35 (f)(h)	448	449
Class A2, 5.74% 1/25/35 (f)(h)	75	75
Class M1, 5.82% 1/25/35 (f)(h)	75	75
Class M2, 6.32% 1/25/35 (f)(h)	37	38
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.2382% 8/1/24 (f)(h)	255	229
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (f)(h)	51	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.878% 1/15/37 (f)(h)(j)	6,907	185
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	364	493
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,695)		2,856
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States:
6.75% 9/27/34	775	845
7.5% 4/8/33	1,300	1,541
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,978)		2,386
Fixed-Income Funds - 21.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	213,158	21,335
Fidelity 2-5 Year Duration Securitizied Bond Central Fund (i)	227,833	22,952
Fidelity Corporate Bond 1-10 Year Central Fund (i)	634,537	64,139
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (i)	1,249,883	$ 125,450
Fidelity Ultra-Short Central Fund (i)	572,916	57,005
TOTAL FIXED-INCOME FUNDS (Cost $289,894)		290,881
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.35% (b)	31,391,777	31,392
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	3,635,617	3,636
TOTAL MONEY MARKET FUNDS (Cost $35,028)		35,028
Cash Equivalents - 1.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $15,487)	$ 15,489	15,487
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,279,993)		1,432,156
NET OTHER ASSETS - (3.9)%		(54,098)
NET ASSETS - 100%		$ 1,378,058
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 140	$ 1
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	(1)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	0
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	145	(1)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	100	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 420	$ (5)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	1
TOTAL CREDIT DEFAULT SWAPS		1,420	(5)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(24)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(12)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	69
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,500	337
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	April 2011	5,000	93
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2011	$ 10,000	$ 359
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	14,000	352
TOTAL INTEREST RATE SWAPS		57,500	1,174
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	1,500	12
		$ 60,420	$ 1,181
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,895,000 or 1.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,596,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 611
PICO Holdings, Inc.	5/5/06	$ 4,364
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,487,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 15,487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 191
Fidelity 2-5 Year Duration Securitized Bond Central Fund	104
Fidelity Cash Central Fund	303
Fidelity Corporate Bond 1-10 Year Central Fund	246
Fidelity Mortgage Backed Securities Central Fund	76
Fidelity Securities Lending Cash Central Fund	34
Fidelity Ultra-Short Central Fund	781
Total	$ 1,735
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,310*	$ -	$ 21,335	1.0%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	22,783*	-	22,952	0.9%
Fidelity Corporate Bond 1-10 Year Central Fund	-	73,397*	9,994	64,139	0.9%
Fidelity Mortgage Backed Securities Central Fund	-	124,988*	-	125,450	1.8%
Fidelity Ultra-Short Central Fund	52,005	4,999	-	57,005	0.5%
Total	$ 52,005	$ 247,478	$ 9,994	$ 290,881

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,281,646,000. Net unrealized appreciation aggregated $150,510,000, of which $174,379,000 related to appreciated investment securities and $23,869,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007